Intangibles Assets - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 0	$ 11,161	$ 2,460
BioStrand [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 21,200	11,200	$ 2,500
Impairment of intangible assets charge		$ 3,900